Investment in Direct Financing Leases (Investment in Direct Financing Leases) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Leases [Abstract]
Total Minimum lease payments to be received	¥ 1,312,418	¥ 1,358,322
Less : Estimated executory costs	(60,787)	(57,959)
Minimum lease payments receivable	1,251,631	1,300,363
Estimated residual value	37,655	37,216
Initial direct costs	6,337	6,489
Unearned lease income	(139,991)	(149,180)
Investment in Direct Financing Leases	¥ 1,155,632	¥ 1,194,888